MFS® Low Volatility Equity Fund
MFS® Low Volatility Equity Fund
SUPPLEMENT TO THE PROSPECTUS

The date of this supplement is August 1, 2017.

MFS® Low Volatility Equity Fund

Effective immediately, the sub-sections entitled "Fees and Expenses" and "Example" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the fund, which are not reflected below. Expenses have been adjusted to reflect the current management fee set forth in the fund's Investment Advisory Agreement.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on page 8 and "Appendix 1 – Waivers and Reductions of Sales Charges" on page 1-1 of the fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Low Volatility Equity Fund	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Low Volatility Equity Fund		A	B	C	I	R1	R2	R3	R4	R6
Management Fee		0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.65%
Total Annual Fund Operating Expenses		1.47%	2.22%	2.22%	1.22%	2.22%	1.72%	1.47%	1.22%	1.15%
Fee Reductions and/or Expense Reimbursements	[1]	(0.58%)	(0.58%)	(0.58%)	(0.58%)	(0.58%)	(0.58%)	(0.58%)	(0.58%)	(0.58%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%
[1]	Effective August 1, 2017, Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.89% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.64% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.64% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.14% of the class' average daily net assets annually for Class R2 shares, and 0.57% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2018.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Low Volatility Equity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	661	936	1,257	2,164
B	567	914	1,314	2,298
C	267	614	1,114	2,489
I	65	305	590	1,403
R1	167	614	1,114	2,489
R2	116	461	855	1,961
R3	91	383	723	1,686
R4	65	305	590	1,403
R6	58	283	552	1,323

Expense Example No Redemption - MFS® Low Volatility Equity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	167	614	1,114	2,298
C	167	614	1,114	2,489